CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (FY) - USD ($)	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Class B [Member]
Beginning balance at Jun. 06, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 06, 2019	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 719	24,281	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		7,187,500
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses	$ 2,500	$ 0	225,589,729	0	225,592,229
Sale of 25,000,000 Units, net of underwriting discounts and offering expenses (in shares)	25,000,000	0
Forfeiture of 937,500 Class B ordinary shares	$ 0	$ (94)	94	0	0
Forfeiture of 937,500 Class B ordinary shares (in shares)	0	(937,500)				(937,500)
Class A ordinary shares subject to possible redemption	$ (2,242)	$ 0	(225,614,104)	(353,450)	(225,969,796)
Ordinary shares subject to possible redemption (in shares)	(22,424,313)	0
Net (loss) income	$ 0	$ 0	0	5,352,568	5,352,568
Ending balance at Dec. 31, 2019	$ 258	$ 625	0	4,999,118	5,000,001
Ending balance (in shares) at Dec. 31, 2019	2,575,687	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ 0	$ 0	0	(1,822,104)	(1,822,104)
Change in value of Class A ordinary shares subject to possible redemption (in shares)	4,708	0
Net (loss) income	$ 0	$ 0	0	1,822,107	1,822,107	$ 1,822,107
Ending balance at Mar. 31, 2020	$ 258	$ 625	0	4,999,121	5,000,004
Ending balance (in shares) at Mar. 31, 2020	2,580,395	6,250,000
Beginning balance at Dec. 31, 2019	$ 258	$ 625	0	4,999,118	5,000,001
Beginning balance (in shares) at Dec. 31, 2019	2,575,687	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ 531	$ 0	52,020,992	0	52,021,523
Change in value of Class A ordinary shares subject to possible redemption (in shares)	5,316,063	0
Net (loss) income	$ 0	$ 0	0	(52,021,521)	(52,021,521)
Ending balance at Dec. 31, 2020	$ 789	$ 625	52,020,992	(47,022,403)	5,000,003
Ending balance (in shares) at Dec. 31, 2020	7,891,750	6,250,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ 777	$ 0	78,927,295	0	78,928,072
Change in value of Class A ordinary shares subject to possible redemption (in shares)	7,763,865	0
Net (loss) income	$ 0	$ 0	0	(78,928,074)	(78,928,074)	$ (78,928,074)
Ending balance at Mar. 31, 2021	$ 1,566	$ 625	$ 130,948,287	$ (125,950,477)	$ 5,000,001
Ending balance (in shares) at Mar. 31, 2021	15,655,615	6,250,000